SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Liabilities
As of January 1,	$ 5,276	$ 6,960	$ 3,274	$ 4,319
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year		(3,295)	(106)	(140)
Increase in contract liabilities as a result of receiving forward sales deposits and instalments during the year in respect of machines still under production		1,396	2,108	2,781	4,319
As of December 31/June 30	$ 3,735	$ 5,061	$ 5,276	$ 6,960	$ 4,319